Finance Receivables, Credit Quality Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Finance Receivables, Credit Quality Information
Schedule of finance receivables representing amounts due from customers for advances

	March 31,	December 31,
	2019	2018
Short-term consumer loans:
Secured	$6,879	$6,908
Unsecured	44,404	46,871
Total short-term consumer loans	51,283	53,779
Medium-term consumer loans
Secured	4,222	4,936
Unsecured	24,650	31,093
Total medium-term consumer loans	28,872	36,029
Total gross receivables	80,155	89,808
Unearned advance fees, net of deferred loan origination costs	(1,993)	(1,970)
Finance receivables before allowance for loan losses	78,162	87,838
Allowance for loan losses	(6,039)	(3,474)
Finance receivables, net	$72,123	$84,364

Finance receivables, net
Current portion	$69,721	$81,093
Non-current portion	2,402	3,271
Total finance receivables, net	$72,123	$84,364

	December 31,	December 31,
	2018	2017
	Successor	Predecessor
Short-term consumer loans:
Secured	$6,908	$9,608
Unsecured	46,871	56,857
Total short-term consumer loans	53,779	66,465
Medium-term consumer loans
Secured	4,936	5,932
Unsecured	31,093	40,971
Total medium-term consumer loans	36,029	46,903
Total gross receivables	89,808	113,368
Unearned advance fees, net of deferred loan origination costs	(1,970)	(2,702)
Finance receivables before allowance for loan losses	87,838	110,666
Allowance for loan losses	(3,474)	(16,327)
Finance receivables, net	$84,364	$94,339

Finance receivables, net
Current portion	$81,093	$89,707
Non-current portion	3,271	4,632
Total finance receivables, net	$84,364	$94,339

Schedule of changes in the allowance for loan losses by product type

Note 2. Finance Receivables, Credit Quality Information and Allowance for Loan Losses

							Allowance as
	Balance				Balance	Receivables	a percentage
	1/1/2018	Provision	Charge-Offs	Recoveries	3/31/2018	3/31/2018	of receivables
Short-term consumer loans	$2,697	$8,159	$(18,424)	$9,886	$2,318	$52,115	4.45%
Medium-term consumer loans	13,630	8,397	(11,067)	1,525	12,485	36,860	33.87%
	$16,327	$16,556	$(29,491)	$11,411	$14,803	$88,975	16.64%

nt

							Allowance as
	Balance				Balance	Receivables	a percentage
	1/1/2017	Provision	Charge-Offs	Recoveries	3/31/2017	3/31/2017	of receivables
Short-term consumer loans	$2,223	$6,433	$(19,134)	$12,324	$1,846	$51,325	3.60%
Medium-term consumer loans	13,996	7,221	(11,979)	1,925	11,163	41,185	27.10%
	$16,219	$13,654	$(31,113)	$14,249	$13,009	$92,510	14.06%

Changes in the allowance for the loan losses by product type for the Successor period ended December 31, 2018 are as follows:

							Allowance as
	Balance				Balance	Receivables	a percentage
	12/13/2018	Provision	Charge-Offs	Recoveries	12/31/2018	12/31/2018	of receivables
Short-term consumer loans	$—	$1,180	$(1,038)	$1,876	$2,018	$53,779	3.75%
Medium-term consumer loans	—	799	—	657	1,456	36,029	4.04%
	$—	$1,979	$(1,038)	$2,533	$3,474	$89,808	3.87%

Changes in the allowance for the loan losses by product type for the Predecessor period ended December 12, 2018 are as follows:

							Allowance as
	Balance				Balance	Receivables	a percentage
	1/1/2018	Provision	Charge-Offs	Recoveries	12/12/2018	12/12/2018	of receivables
Short-term consumer loans	$2,697	$38,012	$(69,716)	$31,825	$2,818	$60,780	4.64%
Medium-term consumer loans	13,630	29,815	(33,911)	4,027	13,561	40,600	33.40%
	$16,327	$67,827	$(103,627)	$35,852	$16,379	$101,380	16.16%

Changes in the allowance for the loan losses by product type for the Predecessor year ended December 31, 2017 are as follows:

							Allowance as
	Balance				Balance	Receivables	a percentage
	1/1/2017	Provision	Charge-Offs	Recoveries	12/31/2017	12/31/2017	of receivable
Short-term consumer loans	$2,223	$46,240	$(91,072)	$45,306	$2,697	$66,465	4.06%
Medium-term consumer loans	13,996	51,329	(57,263)	5,568	13,630	46,903	29.06%
	$16,219	$97,569	$(148,335)	$50,874	$16,327	$113,368	14.40%

Changes in the allowance for the loan losses by product type for the Predecessor year ended December 31, 2016 are as follows:

							Allowance as
	Balance				Balance	Receivables	a percentage
	1/1/2017	Provision	Charge-Offs	Recoveries	9/30/2017	12/31/2016	of receivable
Short-term consumer loans	$2,223	$30,264	$(65,063)	$35,458	$2,882	$67,616	4.26%
Medium-term consumer loans	13,996	29,008	(33,488)	4,718	14,234	56,387	25.24%
	$16,219	$59,272	$(98,551)	$40,176	$17,116	$124,003	13.80%

Schedule of changes in the accrual for third-party lender losses

	Three Months Ended March 31,
	2019	2018
	Successor	Predecessor

Short-term balance, beginning of period	$4,454	$4,570
Provision for loan losses	2,857	4,938
Charge-offs, net	(4,410)	(5,928)
Short-term balance, end of period	$2,901	$3,580

Medium-term balance, beginning of period	$59	$248
Provision for loan losses	2,901	79
Charge-offs, net	(7)	(139)
Medium-term balance, end of period	$2,953	$188

Total balance, beginning of period	$4,513	$4,818
Provision for loan losses	5,758	5,017
Charge-offs, net	(4,417)	(6,067)
Total balance, end of period	$5,854	$3,768

Changes in the accrual for third-party lender losses for the Successor period ended December 31, 2018, and the Predecessor period ended December 12, 2018, and for the Predecessor years ended December 31, 2017, and 2016 were as follows:

	December 31,	December 12,	Years Ended December 31,
	2018	2018	2017	2016
	Successor	Predecessor	Predecessor	Predecessor

Short-term balance, beginning of period	$4,379	$4,571	$2,907	$2,390
Provision for loan losses	947	24,045	32,277	24,261
Charge-offs, net	(872)	(24,237)	(30,613)	(23,744)
Short-term balance, end of period	$4,454	$4,379	$4,571	$2,907

Medium-term balance, beginning of period	$62	$247	$192	$220
Provision for loan losses	-	213	389	903
Charge-offs, net	(3)	(398)	(334)	(931)
Medium-term balance, end of period	$59	$62	$247	$192

Total balance, beginning of period	$4,441	$4,818	$3,099	$2,610
Provision for loan losses	947	24,258	32,666	25,164
Charge-offs, net	(875)	(24,635)	(30,947)	(24,675)
Total balance, end of period	$4,513	$4,441	$4,818	$3,099

Schedule of aging of receivables

	March 31, 2019		December 31, 2018
Current finance receivables	$73,126	91.2%	$81,097	90.3%
Past due finance receivables (1 - 30 days)
Secured short-term consumer loans	606	0.8%	629	0.7%
Unsecured hurt-term consumer loans	396	0.5%	449	0.5%
Short-term consumer loans	1,002	1.3%	1,078	1.2%
Secured medium-term consumer loans	761	0.9%	898	1.0%
Unsecured medium-term consumer loans	3,058	3.8%	3,772	4.2%
Medium-term consumer loans	3,819	4.7%	4,670	5.2%
Total past due finance receivables (1 - 30 days)	4,821	6.0%	5,748	6.4%
Past due finance receivables (31 - 60 days)
Secured medium-term consumer loans	243	0.3%	269	0.3%
Unsecured medium-term consumer loans	1,727	2.2%	2,425	2.7%
Medium-term consumer loans	1,970	2.5%	2,694	3.0%
Total past due finance receivables (31 - 60 days)	1,970	2.5%	2,694	3.0%
Past due finance receivables (61 - 90 days)
Secured medium-term consumer loans	2	0.0%	18	0.0%
Unsecured medium-term consumer loans	236	0.3%	251	0.3%
Medium-term consumer loans	238	0.3%	269	0.3%
Total past due finance receivables (61 - 90 days)	238	0.3%	269	0.3%
Total delinquent	7,029	8.8%	8,711	9.7%
	$80,155	100.0%	$89,808	100.0%

The aging of receivables at December 31, 2018 and 2017 are as follows :

	December 31, 2018		December 31, 2017
	Successor		Predecessor
Current finance receivables	$81,097	90.3%	$101,102	89.2%
Past due finance receivables (1 - 30 days)
Secured short-term consumer loans	629	0.7%	1,385	1.2%
Unsecured short-term consumer loans	449	0.5%	661	0.6%
Short-term consumer loans	1,078	1.2%	2,046	1.8%
Secured medium-term consumer loans	898	1.0%	428	0.3%
Unsecured medium-term consumer loans	3,772	4.2%	6,074	5.4%
Medium-term consumer loans	4,670	5.2%	6,502	5.7%
Total past due finance receivables (1 - 30 days)	5,748	6.4%	8,548	7.5%
Past due finance receivables (31 - 60 days)
Secured medium-term consumer loans	269	0.3%	197	0.2%
Unsecured medium-term consumer loans	2,425	2.7%	2,933	2.6%
Medium-term consumer loans	2,694	3.0%	3,130	2.8%
Total past due finance receivables (31 - 60 days)	2,694	3.0%	3,130	2.8%
Past due finance receivables (61 - 90 days)
Secured medium-term consumer loans			-	-%
Unsecured medium-term consumer loans	18	-%	588	0.5%
Medium-term consumer loans	251	0.3%	588	0.5%
Total past due finance receivables (61 - 90 days)	269	0.3%	588	0.5%
Total delinquent	8,711	9.7%	12,266	10.8%
	$89,808	100.0%	$113,368	100.0%